REVERSE RECAPITALIZATION - Shares of Common Stock Issued - (Details) - $ / shares	Jul. 23, 2021	Dec. 31, 2021	Jul. 22, 2021	Dec. 31, 2020	Sep. 30, 2017
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	1,618,621,534	1,647,555,590	451,295,965	28,791,702
Total shares of common stock outstanding immediately prior to the merger (in shares)	425,395,023
Stock converted, reverse recapitalization (in shares)	1,193,226,511
Equity awards converted (in shares)	111,531,080
Number of warrants (in shares)	85,750,000		41,400,000		2
Sponsor earnback warrants (in shares)	14,783,333
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of warrants (in shares)	41,400,000
Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of warrants (in shares)	44,350,000
Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding prior to merger (in shares)	206,978,356
Sponsor Members
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding prior to merger (in shares)	51,750,000
Stock issued during period, shares, restricted stock award, net of forfeitures (in shares)	17,250,000
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding prior to merger (in shares)	166,666,667
Shares issued, price per share (in dollars per share)	$ 15.00
Churchill
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	207,000,000
Less redemption of Churchill shares (in shares)	(21,644)